Preferred Stock - Schedule Of Preferred Stock Authorized, Issued And Outstanding Table (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000	0
Preferred Stock Outstanding	0	0
Preferred Stock Issued	0	0
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022	$ 0	$ 0
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Outstanding	0	684,739
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Outstanding	0	2,029,666
Legacy Korro [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		4,855,239
Preferred Stock Outstanding		4,042,000
Preferred Stock Issued		4,042,000
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022		$ 163,863
Liquidation Value		$ 178,115
Common Stock Issuable Upon Conversion		4,042,000
Legacy Korro [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		684,739
Preferred Stock Outstanding		684,739
Preferred Stock Issued		684,739
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022		$ 15,924
Liquidation Value		$ 16,115
Common Stock Issuable Upon Conversion		684,739
Legacy Korro [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,029,666
Preferred Stock Outstanding		2,029,666
Preferred Stock Issued		2,029,666
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022		$ 77,736
Liquidation Value		$ 91,500
Common Stock Issuable Upon Conversion		2,029,666
Legacy Korro [Member] | Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,104,178
Preferred Stock Outstanding		1,104,178
Preferred Stock Issued		1,104,178
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022		$ 57,703
Liquidation Value		$ 58,000
Common Stock Issuable Upon Conversion		1,104,178
Legacy Korro [Member] | Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,036,656
Preferred Stock Outstanding		223,417
Preferred Stock Issued		223,417
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022		$ 12,500
Liquidation Value		$ 12,500
Common Stock Issuable Upon Conversion		223,417